Investment Strategy - Yorkville America 2X Long MANGOS Plus Daily Target ETF	Sep. 15, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of MANGOS Plus ETF on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on MANGOS Plus ETF or by investing directly in the shares of MANGOS Plus ETF. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in MANGOS Plus ETF shares based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in shares of MANGOS Plus ETF is typically less efficient than the use of swap agreements because direct investments in shares do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in MANGOS Plus ETF that is equal, on a daily basis, to 200% of the value of the Fund's net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (MANGOS Plus ETF) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain MANGOS Plus ETF exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be indirectly exposed to any industry in which MANGOS Plus ETF is concentrated (i.e., any industry in which MANGOS Plus ETF holds 25% or more of its total assets).
The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of MANGOS Plus ETF. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to MANGOS Plus ETF is consistent with the Fund’s investment objective. The impact of MANGOS Plus ETF’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of MANGOS Plus ETF has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of MANGOS Plus ETF has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

The Yorkville America MANGOS Plus Index ETF is a passively managed exchange-traded fund ("ETF") managed by Yorkville America Equities, LLC. The MANGOS Plus ETF seeks to track, before fees and expenses, the performance of the Yorkville America™ MANGOS Plus Index (the "MANGOS Plus Index"). The MANGOS Plus Index is a rules-based equity index designed to measure the performance of securities and other investments that provide economic exposure to (i) a core portfolio of AI platform companies (the "MANGOS Companies") and (ii) a portfolio of companies that are participants in AI infrastructure, semiconductor manufacturing, advanced computing, data storage, networking and related technologies (the "AI Infrastructure Companies"). The MANGOS Plus ETF seeks to gain exposure to the investments comprising the MANGOS Plus Index through a combination of direct investments and derivative instruments, including total return swaps. To the extent available and consistent with the MANGOS Plus Index methodology, the MANGOS Plus ETF may also hold, directly or indirectly, private securities of certain privately held MANGOS Companies.

The MANGOS Plus ETF is listed on NYSE Arca, Inc. and NYSE Texas, Inc.. The MANGOS Plus ETF is a registered investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The MANGOS Plus ETF and the Fund are each advised by Yorkville America Equities, LLC. Information regarding the MANGOS Plus ETF, including its registration statement and other reports and documents filed with the SEC, may be obtained through the SEC's website at www.sec.gov.

The MANGOS Plus ETF and the Fund are each advised by Yorkville America Equities, LLC (the “Adviser”). Accordingly, the MANGOS Plus ETF is an affiliated fund of the Fund. Information regarding the MANGOS Plus ETF is available in its registration statement and other reports and documents filed with the SEC, which may be obtained through the SEC’s website at www.sec.gov. The MANGOS Plus ETF’s investment objective, strategies, policies and portfolio holdings may change from time to time, and any such changes may affect the value of the Fund’s investments and the Fund’s ability to achieve its investment objective.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of MANGOS Plus ETF on a daily basis.